Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Gains (losses) recognized on derivative instruments

The following tables present gains (losses) recognized on derivative instruments for the year ended December 31, 2013 and 2012:

	Income Statement Classification	For the Year Ended December 31,
		2013		2012		2011
		Gains	Losses	Gains	Losses	Gains	Losses
Contingent value rights	Net gain on the valuation of contingent value rights	$49,570	$—	$—	$—	$—	$—
Interest rate swap	Other non-operating income (loss)	—	—	—	(69)	—	(1,933)

Total		$49,570	$—	$—	$(69)	$—	$(1,933)